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Bond Index Portfolio
Semi-Annual Report to Investors
November 30, 1997

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1-800-341-7400
www.federatedinvestors.com

Cusip 314204108
G01854-01 (1/98)
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                          PORTFOLIO OF INVESTMENTS
                            BOND INDEX PORTFOLIO
                        NOVEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                  VALUE

 ASSET-BACKED SECURITIES--1.0%
 AUTOMOBILE--0.1%
 $          56,299 Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000               $      56,334
 FINANCIAL INTERMEDIARIES--0.9%
           750,000 Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006             489,375
                       Total Asset-Backed Securities (identified cost $531,737)             545,709
 CORPORATE BONDS--16.8%
 AUTOMOBILE--0.8%
           475,000 Ford Motor Co., Deb., 7.125%, 11/15/2025                                 486,457
 BANKING--1.6%
           550,000 GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002                              550,589
           300,000 Summit Bancorp, Bond, 8.40%, 3/15/2027                                   328,605
                       Total                                                                879,194
 BEVERAGE & TOBACCO--1.4%
           275,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                         278,746
           150,000 PepsiCo, Inc., Deb., 7.625%, 12/18/1998                                  152,265
           350,000 Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                         341,040
                       Total                                                                772,051
 COMMUNICATIONS--0.6%
           300,000 Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                        316,071
 ECOLOGICAL SERVICES & EQUIPMENT--0.5%
           300,000 USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004                     304,314
 FINANCE - AUTOMOTIVE--0.5%
           300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                 294,585
 FINANCIAL INTERMEDIARIES--2.5%
           400,000 Bankers Trust New York Corp., Sub. Note, 8.25%, 5/1/2005                 434,636
           400,000 FINOVA Capital Corp., Note, 7.40%, 6/1/2007                              420,612
           250,000 Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                    284,928
           300,000 Salomon, Inc., Sr. Note, 7.75%, 5/15/2000                                308,883
                       Total                                                              1,449,059

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 CORPORATE BONDS--CONTINUED
 FOOD PRODUCTS--1.5%
 $         500,000 Hershey Foods Corp., 6.95%, 8/15/2012                              $     515,910
           350,000 Nabisco, Inc., Unsecd. Note, 8.00%, 1/15/2000                            360,840
                       Total                                                                876,750
 INDUSTRIAL--0.9%
           500,000 Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002                   505,300
 INSURANCE--0.7%
           400,000 Hartford Life, Inc., Note, 7.10%, 6/15/2007                              412,970
 METALS & MINING--0.5%
           250,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                261,838
 OIL & GAS--0.5%
           265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001                298,303
 PHARMACEUTICAL--0.4%
           250,000 American Home Products Corp., Note, 7.70%, 2/15/2000                     256,825
 RETAILERS--0.7%
           400,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                    424,136
 SOVEREIGN--0.5%
           300,000 Italy (Republic of), Deb., 6.875%, 9/27/2023                             308,472
 SOVEREIGN GOVERNMENT--1.4%
           400,000 Colombia, Republic of, Bond, 7.625%, 2/15/2007                           374,724
           400,000 Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024                   406,856
                       Total                                                                781,580
 TELECOMMUNICATIONS & CELLULAR--0.9%
           500,000 Korea Telecom, Note, 7.40%, 12/1/1999                                    491,880
 UTILITIES--0.9%
           500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%, 3/1/2002              529,515
                       Total Corporate Bonds (identified cost $9,437,254)                 9,649,300
 GOVERNMENT AGENCIES--4.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--1.6%
           475,000 7.10%, 4/10/2007                                                         504,018
           200,000 7.23%, 12/17/2002                                                        200,000
           175,000 7.90%, 9/19/2001                                                         185,966
                       Total                                                                889,984

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 GOVERNMENT AGENCIES--CONTINUED
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.6%
 $         500,000 6.75%, 7/30/2007                                                   $     504,530
           390,000 7.50%, 2/11/2002                                                         410,354
                       Total                                                                914,884
 GOVERNMENT AGENCY--1.2%
           675,000 Private Export Funding Corp., 7.30%, 1/31/2002                           705,872
                       Total Government Agencies (identified cost $2,479,119)             2,510,740
 MORTGAGE BACKED SECURITIES--27.5%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--8.9%
           302,999 6.00%, 10/1/2012                                                         296,748
           399,153 6.50%, 2/1/2011                                                          399,775
           503,634 6.50%, 2/1/2027                                                          494,503
           419,917 7.00%, 1/1/2012                                                          425,514
           260,939 7.00%, 5/1/2024                                                          263,222
           288,266 7.00%, 6/1/2024                                                          290,606
           366,235 7.00%, 1/1/2027                                                          367,491
           291,435 7.50%, 11/1/2011                                                         298,490
           478,096 7.50%, 6/1/2026                                                          488,207
           287,320 7.50%, 11/1/2026                                                         293,692
           392,347 7.50%, 5/1/2027                                                          400,684
           279,764 8.00%, 6/1/2027                                                          289,030
           215,819 8.00%, 7/1/2002                                                          220,431
           336,699 8.50%, 3/1/2025                                                          351,642
           222,527 9.00%, 4/1/2022                                                          239,006
                       Total                                                              5,119,041
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.5%
           221,814 6.00%, 7/1/2012                                                          217,100
           340,891 6.50%, 7/1/2012                                                          339,718
           596,419 6.50%, 5/1/2027                                                          584,860
           294,342 7.00%, 5/1/2004                                                          297,559
           212,030 7.00%, 6/1/2009                                                          215,211
           250,000 7.00%, 11/1/2012                                                         252,733
           371,760 7.00%, 5/1/2024                                                          374,199
           212,083 7.00%, 6/1/2024                                                          213,475
           490,394 7.00%, 3/1/2027                                                          491,311

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 MORTGAGE BACKED SECURITIES--CONTINUED
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $         276,178 7.50%, 6/1/2011                                                    $     282,823
           227,007 7.50%, 2/1/2026                                                          231,761
           450,528 7.50%, 11/1/2026                                                         459,962
           297,804 7.50%, 9/1/2027                                                          303,760
           297,000 7.50%, 11/1/2027                                                         302,940
           463,775 8.00%, 3/1/2026                                                          480,002
           360,502 8.50%, 8/1/2023                                                          379,832
           274,434 8.50%, 12/1/2026                                                         286,695
           273,725 9.00%, 6/1/2025                                                          291,345
                       Total                                                              6,005,286
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.1%
           210,729 6.50%, 5/15/2011                                                         211,386
           298,468 6.50%, 5/15/2027                                                         293,710
           408,048 7.00%, 5/15/2026                                                         409,194
           344,105 7.00%, 4/15/2027                                                         345,072
           401,905 7.50%, 6/15/2024                                                         410,948
           465,754 7.50%, 6/15/2026                                                         475,069
           442,033 8.00%, 8/15/2026                                                         457,088
           371,239 8.00%, 1/15/2027                                                         383,883
           303,000 8.00%, 6/15/2027                                                         313,320
           361,520 8.50%, 5/15/2027                                                         378,125
           333,535 9.00%, 6/15/2025                                                         355,421
           353,499 9.00%, 10/15/2027                                                        376,477
            84,724 9.50%, 1/15/2019                                                          91,993
           125,352 9.50%, 10/15/2020                                                        136,076
                       Total                                                              4,637,762
                       Total Mortgage-Backed Securities (identified cost                 15,762,089
                       $15,440,934)
 U.S. TREASURY SECURITIES--60.8%
 U.S. TREASURY BONDS--13.8%
         1,900,000 6.00%, 2/15/2026                                                       1,870,018
           950,000 7.125%, 2/15/2023                                                      1,069,938
           575,000 7.25%, 5/15/2004                                                         617,136
         2,950,000 7.25%, 5/15/2016                                                       3,318,278
           370,000 9.375%, 2/15/2006                                                        452,266

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 U.S. TREASURY SECURITIES--CONTINUED
 U.S. TREASURY BONDS--CONTINUED
 $         400,000 11.75%, 11/15/2014                                                 $     591,376
                       Total                                                              7,919,012
 U.S. TREASURY NOTES--33.2%
         2,805,000 6.25%, 2/15/2003                                                       2,852,320
         1,800,000 6.50%, 5/31/2001                                                       1,836,558
           850,000 6.50%, 5/15/2005                                                         880,413
         1,050,000 6.50%, 10/15/2006                                                      1,091,832
         5,050,000 7.00%, 4/15/1999                                                       5,131,255
         2,350,000 7.75%, 12/31/1999                                                      2,438,501
           300,000 7.75%, 2/15/2001                                                         316,548
           125,000 8.875%, 5/15/2000                                                      4,413,090
                       Total                                                             18,960,517
                       Total U.S. Treasury Securities (identified cost $26,215,449)      26,879,529
 (A)REPURCHASE AGREEMENTS--4.5%
         2,590,000 BT Securities Corp., 5.73%, dated 11/28/1997, due 12/1/1997            2,590,000
                       Total Investments (identified cost $56,694,493)(b)              $ 57,937,367

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $56,694,493. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $1,242,870 which is comprised of $1,295,462 appreciation and $52,592 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($57,375,593) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                            BOND INDEX PORTFOLIO
                       NOVEMBER 30, 1997 (UNAUDITED)

Assets:
Total investments in securities, at value (identified
and tax cost $56,694,493)                                   $ 57,937,367
Cash                                                                 276
Income receivable                                                685,021
Deferred organizational costs                                      3,730
Total assets                                                  58,626,394
Liabilities:
Payable for investments purchased                              1,250,801
Net Assets                                                  $ 57,375,593
Net Assets Consist of:
Paid-in capital for beneficial interests                    $ 57,375,593

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                            BOND INDEX PORTFOLIO
               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                        $ 1,640,425
EXPENSES:
Investment advisory fee                                              $62,000
Administrative personnel and services fee                             30,000
Custodian fees                                                         3,671
Directors'/Trustees' fees                                              4,073
Auditing fees                                                          9,915
Legal fees                                                             3,765
Portfolio accounting fees                                             38,053
Share registration costs                                                 227
Printing and postage                                                   2,996
Insurance premiums                                                     1,505
Miscellaneous                                                          1,973
  Total expenses                                                     158,178
Waivers and reimbursements--
  Waiver of investment advisory fee                  $(62,000)
  Reimbursement of other operating expenses           (46,579)
     Total waivers and reimbursements                              (108,579)
       Net expenses                                                                  49,599
         Net investment income                                                    1,590,826
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                     83,903
Net change in unrealized appreciation (depreciation)
of investments                                                                    1,280,541
  Net realized and unrealized gain on investments                                 1,364,444
    Change in net assets resulting from operations                              $ 2,955,270

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                            BOND INDEX PORTFOLIO

                                                                     SIX MONTHS
                                                                       ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                    NOVEMBER 30,       MAY 31,
                                                                        1997             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income/operating loss                               $    1,590,826   $   2,058,104
 Net realized gain on investments                                           83,903          54,299
 Net change in unrealized appreciation/depreciation                      1,280,541          65,788
   Change in net assets resulting from operations                        2,955,270       2,178,191
 TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST--
 Additions                                                              32,487,561      34,754,102
 Reductions                                                           (18,297,583)     (19,301,390)
   Net increase from transactions in Investor's beneficial              14,189,978      15,452,712
 interest
     Change in net assets                                               17,145,248      17,630,903
 NET ASSETS:
 Beginning of period                                                    40,230,345      22,599,442
 End of period                                                      $   57,375,593   $  40,230,345

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      FEDERATED INVESTMENT PORTFOLIOS
                            BOND INDEX PORTFOLIO
                              NOVEMBER 30, 1997

ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, the Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end, diversified management, investment company under the Investment Company Act of 1940 (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds and other fixed-income and asset-backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and securities and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to investors are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS

The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed-upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

DEFERRED ORGANIZATION EXPENSES

Organization expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized over a period not to exceed sixty months beginning with the commencement of operations of the Portfolio.

FEDERAL INCOME TAXES

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

OTHER

Investment transactions are accounted for on the trade date.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a sub-advisory contract with the United States Trust Company of Connecticut ("U.S. Trust"). Under the terms of the contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the six-month period ended November 30, 1997, the Adviser and U.S. Trust have voluntarily agreed to waive all of their fees.

ADMINISTRATIVE FEE

Federated Administrative Services, Inc. ("FAS"), provides the Portfolio with administrative services and personnel. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

PORTFOLIO ACCOUNTING FEE

Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses

GENERAL

Certain of the Officers and Directors of the Portfolio Series are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended November 30, 1997, were as follows:

COST OF PURCHASES        $ 14,846,827
PROCEEDS FROM SALES       $ 7,453,565

SELECTED FINANCIAL DATA

For the years ended May 31:

                                   1997(A)   1997    1996  1995(B)
RATIOS TO AVERAGE NET ASSETS:
Expenses                           0.20%*   0.20%   0.09%   0.00%
Net investment income              6.41%*   7.06%   7.00%   7.45%
Expense waiver/reimbursement(c)    0.44%*   0.75%   0.89%   0.69%
SUPPLEMENTAL DATA:
Portfolio turnover                   24%      49%     43%     67%

* Computed on an annualized basis.

(a) For the six months ended November 30, 1997 (unaudited).

(b) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                           J. Christopher Donahue
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                           J. Christopher Donahue
                                  President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary